United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/20

Date of Reporting Period: Six months ended 9/30/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2019
Share Class | Ticker	A | FUSGX	B | FUSBX	C | FUSCX

Federated Fund for U.S. Government Securities
Fund Established 1969

A Portfolio of Federated Income Securities Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Fund for U.S. Government Securities
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2019 through September 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At September 30, 2019, the Fund's portfolio composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	88.0%
Non-Agency Mortgage-Backed Securities	2.5%
Collateralized Mortgage Obligations	2.1%
U.S. Government Agency Commercial Mortgage-Backed Securities	1.0%
Asset-Backed Securities	0.4%
Cash Equivalents[2]	5.6%
Other Assets and Liabilities—Net[3]	0.4%
TOTAL	100.0%
1	See the Fund's prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
September 30, 2019 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—88.0%
	Federal Home Loan Mortgage Corporation—39.8%
$1,181,121	3.000%, 3/1/2032	$1,218,844
1,375,956	3.000%, 2/1/2033	1,422,482
1,943,422	3.000%, 1/1/2043	2,002,478
708,952	3.000%, 10/1/2045	729,388
1,339,639	3.000%, 11/1/2045	1,378,255
1,315,376	3.000%, 10/1/2046	1,346,715
2,092,207	3.000%, 10/1/2046	2,156,438
1,492,808	3.000%, 11/1/2046	1,527,441
3,308,017	3.000%, 1/1/2047	3,384,764
4,046,713	3.000%, 2/1/2047	4,140,599
2,957,246	3.000%, 8/1/2049	3,001,828
8,670,755	3.500%, 7/1/2042	9,107,427
4,979,464	3.500%, 9/1/2043	5,230,237
2,200,538	3.500%, 5/1/2046	2,309,985
5,382,557	3.500%, 7/1/2046	5,651,949
2,685,803	3.500%, 10/1/2046	2,788,330
2,395,612	3.500%, 10/1/2046	2,500,538
1,657,793	3.500%, 11/1/2047	1,717,451
547,607	4.000%, 8/1/2025	571,146
5,130,682	4.000%, 12/1/2041	5,481,090
745,022	4.000%, 1/1/2042	795,905
2,103,140	4.000%, 9/1/2047	2,198,799
1,735,415	4.000%, 10/1/2047	1,822,700
1,410,544	4.000%, 11/1/2047	1,474,261
2,091,219	4.000%, 12/1/2047	2,190,911
1,050,376	4.000%, 2/1/2048	1,098,611
1,312,294	4.000%, 4/1/2048	1,370,342
929,767	4.000%, 6/1/2048	978,158
90,626	4.500%, 2/1/2024	93,705
225,387	4.500%, 6/1/2024	233,343
191,125	4.500%, 11/1/2039	206,918
504,888	4.500%, 4/1/2040	546,608
1,206,942	4.500%, 5/1/2040	1,305,920
712,502	4.500%, 5/1/2040	770,932
Semi-Annual Shareholder Report
2

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$369,261	4.500%, 8/1/2040	$399,427
1,026,492	4.500%, 9/1/2040	1,110,351
1,614,778	4.500%, 9/1/2040	1,746,697
1,735,812	4.500%, 9/1/2041	1,883,042
426,523	4.500%, 2/1/2048	460,368
403,925	4.500%, 8/1/2048	431,433
4,705	5.000%, 7/1/2020	4,717
457,176	5.000%, 1/1/2034	500,596
1,129,760	5.000%, 5/1/2034	1,238,100
117,184	5.000%, 2/1/2039	129,703
372,965	5.000%, 3/1/2039	412,808
253,145	5.000%, 7/1/2039	279,397
659,531	5.000%, 9/1/2039	727,926
1,064,921	5.000%, 10/1/2039	1,172,695
4,363	5.500%, 3/1/2021	4,433
2,867,805	5.500%, 5/1/2034	3,199,047
400,392	5.500%, 12/1/2035	447,632
439,671	5.500%, 5/1/2036	491,429
526,235	5.500%, 6/1/2036	589,772
31,946	5.500%, 6/1/2036	35,798
64,449	5.500%, 9/1/2037	72,215
28,599	6.000%, 2/1/2032	32,143
235,891	6.500%, 10/1/2037	275,145
27,628	6.500%, 4/1/2038	32,250
44,441	6.500%, 10/1/2038	51,766
4,745	6.500%, 10/1/2038	5,542
275,945	7.000%, 12/1/2031	320,358
2,483	7.500%, 1/1/2021	2,537
75,110	7.500%, 1/1/2027	84,239
2,817	7.500%, 12/1/2029	3,259
70,526	7.500%, 5/1/2030	80,042
20,066	7.500%, 1/1/2031	23,417
39,226	7.500%, 2/1/2031	45,759
4,741	7.500%, 8/1/2031	5,557
	TOTAL	89,054,098
	Federal National Mortgage Association—45.4%
2,156,859	3.000%, 10/1/2046	2,208,247
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$3,162,592	3.000%, 11/1/2046	$3,235,965
3,092,868	3.000%, 11/1/2046	3,182,988
1,938,851	3.000%, 1/1/2047	1,983,834
2,178,698	3.000%, 1/1/2047	2,229,245
896,873	3.000%, 2/1/2047	926,089
3,941,624	3.000%, 7/1/2049	4,001,046
9,042,111	3.500%, 9/1/2042	9,520,090
5,037,069	3.500%, 12/1/2042	5,290,743
6,907,454	3.500%, 8/1/2046	7,167,901
1,330,594	3.500%, 8/1/2046	1,381,388
1,967,474	3.500%, 9/1/2046	2,043,195
3,262,374	3.500%, 10/1/2047	3,389,971
1,208,435	3.500%, 11/1/2047	1,249,279
2,134,438	3.500%, 12/1/2047	2,241,265
2,383,877	3.500%, 1/1/2048	2,503,188
4,379,097	4.000%, 12/1/2031	4,645,330
1,213,018	4.000%, 2/1/2041	1,296,621
3,207,989	4.000%, 12/1/2041	3,429,088
4,427,096	4.000%, 3/1/2042	4,743,286
2,592,031	4.000%, 4/1/2042	2,766,627
3,189,881	4.000%, 6/1/2044	3,387,802
370,941	4.000%, 9/1/2046	390,421
1,532,013	4.000%, 6/1/2047	1,612,323
1,154,644	4.000%, 11/1/2047	1,207,956
1,605,756	4.000%, 12/1/2047	1,689,731
77,517	4.000%, 12/1/2047	81,406
797,405	4.000%, 1/1/2048	841,698
1,480,868	4.000%, 2/1/2048	1,545,910
1,061,037	4.000%, 2/1/2048	1,109,894
634,822	4.000%, 2/1/2048	678,972
1,296,387	4.000%, 2/1/2048	1,354,541
1,600,223	4.000%, 2/1/2048	1,674,508
629,185	4.000%, 3/1/2048	656,819
1,001,864	4.000%, 5/1/2048	1,046,494
380,923	4.000%, 6/1/2048	396,820
1,206,119	4.000%, 6/1/2048	1,259,094
4	4.500%, 12/1/2019	4
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,122,532	4.500%, 10/1/2040	$1,214,236
2,729,828	4.500%, 3/1/2041	2,950,281
88,435	4.500%, 6/1/2041	95,521
395,305	4.500%, 5/1/2048	418,335
238,499	5.000%, 1/1/2024	248,389
1,219,045	5.000%, 7/1/2034	1,336,408
87,023	5.000%, 11/1/2035	95,862
293,361	5.000%, 1/1/2039	324,700
819,924	5.000%, 7/1/2039	904,953
219,442	5.000%, 10/1/2039	241,651
1,099,673	5.000%, 11/1/2039	1,210,964
409,669	5.000%, 12/1/2039	451,129
97,997	5.000%, 1/1/2040	107,914
537,602	5.500%, 9/1/2034	601,846
9,485	6.000%, 10/1/2028	10,525
6,553	6.000%, 11/1/2028	7,278
510	6.000%, 12/1/2028	563
18,593	6.000%, 12/1/2028	20,627
9,830	6.000%, 12/1/2028	10,541
12,176	6.000%, 12/1/2028	13,433
9,273	6.000%, 12/1/2028	10,222
2,311	6.000%, 1/1/2029	2,531
9,016	6.000%, 1/1/2029	9,933
470	6.000%, 1/1/2029	519
17,062	6.000%, 1/1/2029	18,825
2,911	6.000%, 1/1/2029	3,216
535	6.000%, 3/1/2029	594
575	6.000%, 3/1/2029	640
46,236	6.000%, 5/1/2029	51,041
39,981	6.000%, 5/1/2029	44,193
647	6.000%, 11/1/2029	716
33,780	6.000%, 11/1/2029	37,444
5,500	6.000%, 4/1/2031	6,098
522,419	6.000%, 11/1/2034	593,462
33,528	6.000%, 5/1/2036	38,367
34,857	6.000%, 6/1/2036	39,917
70,476	6.000%, 7/1/2036	80,850
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$180,342	6.000%, 9/1/2037	$207,203
154,983	6.000%, 2/1/2038	178,385
85,579	6.000%, 4/1/2038	98,580
40,300	6.500%, 5/1/2031	45,763
29,593	6.500%, 6/1/2031	33,574
52,445	6.500%, 4/1/2032	59,346
211,126	6.500%, 9/1/2036	245,035
573,689	6.500%, 8/1/2037	667,432
63,654	7.000%, 8/1/2028	71,750
39,462	7.000%, 10/1/2028	44,402
21,809	7.000%, 6/1/2029	24,881
200	7.000%, 11/1/2031	232
6,642	7.000%, 11/1/2031	7,705
73,091	7.000%, 12/1/2031	84,332
2,710	7.000%, 12/1/2031	3,155
6,024	7.000%, 12/1/2031	7,001
1,078	7.000%, 1/1/2032	1,247
1,032	7.500%, 1/1/2030	1,196
	TOTAL	101,354,722
	Government National Mortgage Association—2.8%
3,609,834	3.500%, 2/20/2048	3,795,893
238,388	5.000%, 11/20/2038	262,254
76,665	5.000%, 12/20/2038	84,304
147,441	5.000%, 5/20/2039	162,317
594,044	5.000%, 8/20/2039	654,234
268,809	5.000%, 9/20/2039	296,098
247,106	5.500%, 12/20/2038	276,711
206,708	6.000%, 9/20/2038	235,203
30,838	7.500%, 12/15/2023	32,871
10,436	7.500%, 1/15/2026	11,625
12,306	7.500%, 2/15/2026	13,515
187,237	7.500%, 2/15/2028	212,418
3,765	7.500%, 6/15/2029	4,195
656	7.500%, 7/15/2029	757
802	7.500%, 7/15/2029	917
738	7.500%, 7/15/2029	779
521	7.500%, 9/15/2029	597
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$4,289		7.500%, 9/15/2029	$4,902
5,677		7.500%, 10/15/2029	6,543
6,717		7.500%, 10/15/2029	7,696
2,340		7.500%, 10/15/2029	2,623
10,614		7.500%, 10/15/2029	12,225
54,967		7.500%, 6/15/2030	63,670
30,410		7.500%, 6/15/2030	35,224
41,591		7.500%, 7/15/2030	48,176
74,656		8.250%, 10/15/2030	87,141
		TOTAL	6,312,888
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $186,644,860)	196,721,708
		ASSET-BACKED SECURITIES—0.4%
		Other—0.4%
358,788		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	362,490
284,804		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	285,562
229,346		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	230,059
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $872,849)	878,111
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.6%
		Government National Mortgage Association—2.1%
2,363,320	[1]	GNMA REMIC, Series 2013-158, Class AB, 2.995% (1-month USLIBOR +0.000%), 8/16/2053	2,445,929
2,234,262		GNMA REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	2,268,777
		TOTAL	4,714,706
		Non-Agency Mortgage-Backed Securities—2.5%
209,915		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	138,474
553,043		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	562,853
1,381,941		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,404,374
66,762	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	44,264
1,081,436		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,062,006
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Non-Agency Mortgage-Backed Securities—continued
$2,356,588	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	$2,396,398
	TOTAL	5,608,369
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,543,161)	10,323,075
	COMMERCIAL MORTGAGE-BACKED SECURITY—1.0%
	Agency Commercial Mortgage-Backed Securities—1.0%
2,134,000	FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024 (IDENTIFIED COST $2,238,366)	2,209,968
	INVESTMENT COMPANY—5.6%
12,368,804	Federated Government Obligations Fund, Premier Shares, 1.89%[3] (IDENTIFIED COST $12,368,804)	12,368,804
	TOTAL INVESTMENT IN SECURITIES-99.6% (IDENTIFIED COST $212,668,040)[4]	222,501,666
	OTHER ASSETS AND LIABILITIES-NET—0.4%[5]	969,773
	TOTAL NET ASSETS—100%	$223,471,439
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 3/31/2019	3,392,454
Purchases/Additions	33,015,874
Sales/Reductions	(24,039,524)
Balance of Shares Held 9/30/2019	12,368,804
Value	$12,368,804
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$90,822
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Non-income-producing security.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $212,474,700.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2019.
Semi-Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$196,721,708	$—	$196,721,708
Asset-Backed Securities	—	878,111	—	878,111
Collateralized Mortgage Obligations	—	10,323,075	—	10,323,075
Commercial Mortgage-Backed Security	—	2,209,968	—	2,209,968
Investment Company	12,368,804	—	—	12,368,804
TOTAL SECURITIES	$12,368,804	$210,132,862	$—	$222,501,666
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2019	Year Ended March 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$7.27	$7.21	$7.37	$7.54	$7.63	$7.49
Income From Investment Operations:
Net investment income[1]	0.09	0.18	0.17	0.16	0.18	0.19
Net realized and unrealized gain (loss)	0.13	0.07	(0.16)	(0.16)	(0.08)	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.25	0.01	—	0.10	0.34
Less Distributions:
Distributions from net investment income	(0.10)	(0.19)	(0.17)	(0.17)	(0.19)	(0.20)
Net Asset Value, End of Period	$7.39	$7.27	$7.21	$7.37	$7.54	$7.63
Total Return[2]	2.99%	3.48%	0.15%	(0.03)%	1.30%	4.64%
Ratios to Average Net Assets:
Net expenses	0.97%[3]	0.96%	0.96%	0.91%	0.92%	0.94%
Net investment income	2.56%[3]	2.59%	2.28%	2.17%	2.39%	2.54%
Expense waiver/reimbursement[4]	0.05%[3]	0.04%	0.00%[5]	0.01%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$212,957	$216,404	$236,461	$295,523	$329,055	$367,904
Portfolio turnover	49%	60%	45%	91%[6]	56%	65%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	49%	60%	34%	43%	28%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
6	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2019	Year Ended March 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$7.28	$7.21	$7.38	$7.55	$7.63	$7.49
Income From Investment Operations:
Net investment income[1]	0.07	0.13	0.11	0.11	0.12	0.14
Net realized and unrealized gain (loss)	0.12	0.07	(0.16)	(0.17)	(0.07)	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.20	(0.05)	(0.06)	0.05	0.29
Less Distributions:
Distributions from net investment income	(0.07)	(0.13)	(0.12)	(0.11)	(0.13)	(0.15)
Net Asset Value, End of Period	$7.40	$7.28	$7.21	$7.38	$7.55	$7.63
Total Return[2]	2.60%	2.83%	(0.74)%	(0.78)%	0.66%	3.85%
Ratios to Average Net Assets:
Net expenses	1.72%[3]	1.71%	1.71%	1.66%	1.67%	1.69%
Net investment income	1.81%[3]	1.81%	1.54%	1.42%	1.63%	1.79%
Expense waiver/reimbursement[4]	0.05%[3]	0.04%	0.00%[5]	0.01%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,539	$1,691	$3,024	$5,447	$7,608	$10,005
Portfolio turnover	49%	60%	45%	91%[6]	56%	65%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	49%	60%	34%	43%	28%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
6	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2019	Year Ended March 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$7.27	$7.21	$7.37	$7.54	$7.63	$7.48
Income From Investment Operations:
Net investment income[1]	0.07	0.13	0.11	0.11	0.12	0.14
Net realized and unrealized gain (loss)	0.13	0.06	(0.15)	(0.17)	(0.08)	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.19	(0.04)	(0.06)	0.04	0.30
Less Distributions:
Distributions from net investment income	(0.07)	(0.13)	(0.12)	(0.11)	(0.13)	(0.15)
Net Asset Value, End of Period	$7.40	$7.27	$7.21	$7.37	$7.54	$7.63
Total Return[2]	2.74%	2.69%	(0.61)%	(0.78)%	0.53%	4.00%
Ratios to Average Net Assets:
Net expenses	1.72%[3]	1.71%	1.71%	1.66%	1.67%	1.69%
Net investment income	1.81%[3]	1.81%	1.53%	1.42%	1.64%	1.79%
Expense waiver/reimbursement[4]	0.05%[3]	0.04%	0.00%[5]	0.01%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,975	$8,999	$16,447	$25,271	$31,803	$32,987
Portfolio turnover	49%	60%	45%	91%[6]	56%	65%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	49%	60%	34%	43%	28%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
6	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
September 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $12,368,804 of investment in an affiliated holding (identified cost $212,668,040)		$222,501,666
Income receivable		626,720
Income receivable from affiliated holdings		15,624
Receivable for investments sold		3,912,897
Receivable for shares sold		22,605
TOTAL ASSETS		227,079,512
Liabilities:
Payable for investments purchased	$3,002,898
Payable for shares redeemed	339,193
Income distribution payable	65,134
Payable for investment adviser fee (Note 5)	2,241
Payable for administrative fees (Note 5)	483
Payable for distribution services fee (Note 5)	6,481
Payable for other service fees (Notes 2 and 5)	73,716
Accrued expenses (Note 5)	117,927
TOTAL LIABILITIES		3,608,073
Net assets for 30,223,192 shares outstanding		$223,471,439
Net Assets Consist of:
Paid-in capital		$225,367,864
Total distributable earnings (loss)		(1,896,425)
TOTAL NET ASSETS		$223,471,439
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($212,957,168 ÷ 28,801,777 shares outstanding), no par value, unlimited shares authorized	$7.39
Offering price per share (100/95.50 of $7.39)	$7.74
Redemption proceeds per share	$7.39
Class B Shares:
Net asset value per share ($1,539,125 ÷ 208,012 shares outstanding), no par value, unlimited shares authorized	$7.40
Offering price per share	$7.40
Redemption proceeds per share (94.50/100 of $7.40)	$6.99
Class C Shares:
Net asset value per share ($8,975,146 ÷ 1,213,403 shares outstanding), no par value, unlimited shares authorized	$7.40
Offering price per share	$7.40
Redemption proceeds per share (99.00/100 of $7.40)	$7.33
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended September 30, 2019 (unaudited)
Investment Income:
Interest		$3,846,772
Dividends received from an affiliated holding*		90,822
TOTAL INCOME		3,937,594
Expenses:
Investment adviser fee (Note 5)	$458,604
Administrative fee (Note 5)	91,825
Custodian fees	11,135
Transfer agent fee	149,021
Directors'/Trustees' fees (Note 5)	1,270
Auditing fees	15,099
Legal fees	5,040
Portfolio accounting fees	73,217
Distribution services fee (Note 5)	39,568
Other service fees (Notes 2 and 5)	278,992
Share registration costs	24,823
Printing and postage	16,497
Miscellaneous (Note 5)	12,374
TOTAL EXPENSES	1,177,465
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(52,896)
Net expenses		1,124,569
Net investment income		2,813,025
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		313,254
Net change in unrealized appreciation of investments		3,506,504
Net realized and unrealized gain on investments		3,819,758
Change in net assets resulting from operations		$6,632,783
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2019	Year Ended 3/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,813,025	$6,060,414
Net realized gain (loss)	313,254	(3,273,367)
Net change in unrealized appreciation/depreciation	3,506,504	4,933,136
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,632,783	7,720,183
Distributions to Shareholders:
Class A Shares	(2,789,111)	(5,803,151)
Class B Shares	(14,821)	(37,646)
Class C Shares	(83,234)	(205,627)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,887,166)	(6,046,424)
Share Transactions:
Proceeds from sale of shares	4,580,170	18,830,573
Net asset value of shares issued to shareholders in payment of distributions declared	2,451,069	5,055,217
Cost of shares redeemed	(14,399,821)	(54,397,187)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,368,582)	(30,511,397)
Change in net assets	(3,622,965)	(28,837,638)
Net Assets:
Beginning of period	227,094,404	255,932,042
End of period	$223,471,439	$227,094,404
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
September 30, 2019 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 7 portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B Shares are closed to new accounts/investors and to new purchases/exchanges by existing shareholders. Effective June 18, 2018, Class B Shares were permitted to be exchanged for Class B Shares of any other Federated fund. The investment objective of the Fund is to provide current income.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized
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gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $52,896 is disclosed in various locations in this Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended September 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$265,858
Class B Shares	2,004
Class C Shares	11,130
TOTAL	$278,992
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the
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specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account either U.S. government securities or a specified amount of Restricted cash which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At September 30, 2019, the Fund had no outstanding futures contracts.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2019		Year Ended 3/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	521,684	$3,818,940	2,397,182	$17,113,354
Shares issued to shareholders in payment of distributions declared	321,291	2,358,803	676,259	4,827,021
Shares redeemed	(1,803,253)	(13,194,579)	(6,126,423)	(43,661,570)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(960,278)	$(7,016,836)	(3,052,982)	$(21,721,195)

	Six Months Ended 9/30/2019		Year Ended 3/31/2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,680	$12,421	18,905	$137,017
Shares issued to shareholders in payment of distributions declared	1,966	14,436	5,015	35,819
Shares redeemed	(28,038)	(205,571)	(210,887)	(1,504,442)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(24,392)	$(178,714)	(186,967)	$(1,331,606)

	Six Months Ended 9/30/2019		Year Ended 3/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	101,939	$748,809	221,689	$1,580,202
Shares issued to shareholders in payment of distributions declared	10,594	77,830	26,941	192,377
Shares redeemed	(136,325)	(999,671)	(1,293,861)	(9,231,175)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(23,792)	$(173,032)	(1,045,231)	$(7,458,596)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,008,462)	$(7,368,582)	(4,285,180)	$(30,511,397)
4. FEDERAL TAX INFORMATION
At September 30, 2019, the cost of investments for federal tax purposes was $212,474,700. The net unrealized appreciation of investments for federal tax purposes was $10,026,966. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,184,962 and net unrealized depreciation from investments for those securities having an excess of cost over value of $157,996.
At March 31, 2019, the Fund had a capital loss carryforward of $12,282,586 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
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The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$8,870,405	$3,412,181	$12,282,586
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below plus 4.50% of the Fund's gross income. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2019, the Adviser voluntarily waived $50,062 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2019, the Adviser reimbursed $2,834.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2019, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$6,011
Class C Shares	33,557
TOTAL	$39,568
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2019, FSC retained $7,551 fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2019, FSC retained $1,576 in sales charges from the sale of Class A Shares. FSC also retained $201 and $22 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended September 30, 2019, FSSC received $107,027 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.97%, 1.72% and 1.72% (the “Fee Limit”), respectively, up to but not including the later of (the
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“Termination Date”): (a) June 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2019, were as follows:
Purchases	$7,100,955
Sales	$5,928,441
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2019, the Fund had no outstanding loans. During the six months ended September 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2019, there were no outstanding loans. During the six months ended September 30, 2019, the program was not utilized.
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Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/31/2019	Ending Account Value 9/30/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,029.90	$4.94
Class B Shares	$1,000	$1,026.00	$8.74
Class C Shares	$1,000	$1,027.40	$8.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.20	$4.91
Class B Shares	$1,000	$1,016.40	$8.69
Class C Shares	$1,000	$1,016.40	$8.69
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.97%
Class B Shares	1.72%
Class C Shares	1.72%
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27

Evaluation and Approval of Advisory Contract–May 2019
Federated Fund for U.S. Government Securities (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
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program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for three-year and five-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
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elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Fund for U.S. Government Securities
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C803
CUSIP 31420C886
8110105 (11/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
September 30, 2019
Share Class | Ticker	A | FRSAX	C | FRICX	Institutional | FFRSX	R6 | FFRLX

Federated Floating Rate Strategic Income Fund
Fund Established 2010

A Portfolio of Federated Income Securities Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Floating Rate Strategic Income Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2019 through September 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At September 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Floating Rate Loans	65.6%
Trade Finance Agreements	10.0%
Corporate Debt Securities	5.4%
Collateralized Mortgage Obligations	3.9%
Asset-Backed Securities	3.5%
Other Security Type[3]	2.4%
U.S. Government Agency Adjustable Rate Mortgage Securities	0.1%
Cash Equivalents[4]	10.4%
Other Assets and Liabilities—Net[5]	(1.3)%
TOTAL	100.0%
1	See the Fund's prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Other Security Type consists of exchange-traded funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2019 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.1%
$52,691		FHLMC ARM, 4.729%, 5/1/2034	$55,550
125,883		FHLMC ARM, 4.734%, 8/1/2035	132,187
80,423		FHLMC ARM, 4.815%, 7/1/2034	84,178
32,795		FHLMC ARM, 4.875%, 5/1/2036	34,527
		TOTAL	306,442
		Federal National Mortgage Association ARM—0.0%
34,419		FNMA ARM, 4.188%, 9/1/2035	35,762
66,492		FNMA ARM, 4.710%, 2/1/2036	69,232
31,347		FNMA ARM, 4.790%, 4/1/2034	32,916
		TOTAL	137,910
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $447,195)	444,352
		CORPORATE BONDS—5.0%
		Chemicals—0.1%
1,000,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,005,630
		Consumer Cyclical Services—0.2%
2,550,000		GW Honos Security Corp., Sr. Unsecd. Note, 144A, 8.750%, 5/15/2025	2,631,855
		Diversified Manufacturing—0.1%
1,500,000		CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	1,593,150
		Financial Institutions—0.7%
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.639% (3-month USLIBOR +0.380%), 1/23/2022	2,000,138
2,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.149% (3-month USLIBOR +0.890%), 7/23/2024	2,008,473
2,900,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.777% (3-month USLIBOR +0.640%), 12/1/2021	2,898,994
		TOTAL	6,907,605
		Gaming—0.2%
2,000,000		Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	1,925,000
		Health Care—1.8%
3,000,000		Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	2,625,000
2,000,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,000,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$2,000,000		Hologic, Inc., Sr. Unsecd. Note, 144A, 4.375%, 10/15/2025	$2,060,000
2,000,000		MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	1,852,500
2,625,000		Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	2,244,375
2,900,000		SteriGenics Nordion Topco, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	2,910,875
1,750,000		Tenet Healthcare Corp., 144A, 4.625%, 9/1/2024	1,802,377
2,000,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,172,500
		TOTAL	17,667,627
		Independent Energy—0.1%
1,500,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	1,398,780
		Media Entertainment—0.1%
475,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	499,344
		Packaging—0.3%
2,000,000		Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	2,069,600
625,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	658,563
		TOTAL	2,728,163
		Pharmaceuticals—0.8%
2,075,000		Eagle Holding Co. II LLC, Sr. Unsecd. Note, 144A, 7.625%, 5/15/2022	2,095,750
275,000		Eagle Holding Co. II LLC, Unsecd. Note, 144A, 7.750%, 5/15/2022	277,750
2,000,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	2,072,500
2,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 144A, 4.875%, 4/15/2020	1,250,000
4,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	1,340,000
2,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.750%, 8/1/2022	760,000
		TOTAL	7,796,000
		Technology—0.4%
1,575,000		Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	1,693,109
2,000,000		Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	2,070,000
		TOTAL	3,763,109
		Utility - Electric—0.2%
1,670,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 2.639% (3-month USLIBOR +0.400%), 5/6/2022	1,670,482
		TOTAL CORPORATE BONDS (IDENTIFIED COST $53,418,925)	49,586,745
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—3.5%
		Auto Receivables—0.3%
$2,300,000		BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.347% (1-month USLIBOR +0.320%), 5/15/2023	$2,301,495
181,561		Chesapeake Funding II LLC 2016-2A, Class A2, 3.027% (1-month USLIBOR +1.000%), 6/15/2028	181,702
		TOTAL	2,483,197
		Credit Card—2.8%
6,340,000		American Express Credit Account Master Trust 2018-3, Class A, 2.347% (1-month USLIBOR +0.320%), 10/15/2025	6,337,811
7,000,000		American Express Credit Account Master Trust 2018-9, Class A, 2.407% (1-month USLIBOR +0.380%), 4/15/2026	6,999,377
6,000,000		Capital One Multi-Asset Execution Trust 2017-A2, Class A2, 2.437% (1-month USLIBOR +0.410%), 1/15/2025	6,029,544
3,000,000		Discover Card Execution Note Trust 2018-A2, Class A2, 2.357% (1-month USLIBOR +0.330%), 8/15/2025	2,994,063
3,000,000		Gracechurch Card PLC 2018-1A, Class A, 2.427% (1-month USLIBOR +0.400%), 7/15/2022	2,997,097
2,100,000		Master Credit Card Trust 2018-1A, Class A, 2.535% (1-month USLIBOR +0.490%), 7/21/2024	2,098,031
		TOTAL	27,455,923
		Financial Institutions—0.2%
1,000,000		Palmer Square Loan Funding 2019-4A, Class A1, 3.076% (3-month USLIBOR +0.900%), 10/24/2027	1,000,050
1,000,000		Palmer Square Loan Funding 2019-4A, Class A2, 3.776% (3-month USLIBOR +1.600%), 10/24/2027	1,000,000
		TOTAL	2,000,050
		Other—0.2%
2,200,000		PFS Financing Corp. 2018-A, Class A, 2.427% (1-month USLIBOR +0.400%), 2/17/2022	2,201,160
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $34,104,403)	34,140,330
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—3.9%
		Federal Home Loan Mortgage Corporation—0.7%
1,283,775		REMIC, Series 2976, Class KJ, 2.377% (1-month USLIBOR +0.350%), 5/15/2035	1,282,582
174,771		REMIC, Series 3122, Class FE, 2.327% (1-month USLIBOR +0.300%), 3/15/2036	174,331
576,376		REMIC, Series 3241, Class FM, 2.407% (1-month USLIBOR +0.380%), 11/15/2036	576,170
1,040,858		REMIC, Series 3922, Class CF, 2.427% (1-month USLIBOR +0.400%), 4/15/2041	1,039,255
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$3,301,294		REMIC, Series 4097, Class KF, 2.327% (1-month USLIBOR +0.300%), 9/15/2031	$3,293,183
		TOTAL	6,365,521
		Federal National Mortgage Association—0.9%
451,849		REMIC, Series 2006-111, Class FA, 2.398% (1-month USLIBOR +0.380%), 11/25/2036	451,977
1,842,784		REMIC, Series 2006-35, Class F, 2.318% (1-month USLIBOR +0.300%), 5/25/2036	1,836,999
2,069,072		REMIC, Series 2006-85, Class PF, 2.398% (1-month USLIBOR +0.380%), 9/25/2036	2,065,883
722,868		REMIC, Series 2006-99, Class AF, 2.438% (1-month USLIBOR +0.420%), 10/25/2036	724,261
130,482		REMIC, Series 2010-134, Class BF, 2.448% (1-month USLIBOR +0.430%), 10/25/2040	130,492
262,762		REMIC, Series 2010-135, Class FP, 2.418% (1-month USLIBOR +0.400%), 12/25/2040	262,740
505,664		REMIC, Series 2012-135, Class FA, 2.318% (1-month USLIBOR +0.300%), 11/25/2039	504,361
736,800		REMIC, Series 2012-79, Class F, 2.468% (1-month USLIBOR +0.450%), 7/25/2042	737,594
2,555,821		REMIC, Series 2014-73, Class FA, 2.368% (1-month USLIBOR +0.350%), 11/25/2044	2,544,024
		TOTAL	9,258,331
		Government National Mortgage Association—2.1%
5,367,256		REMIC, Series 2007-17, Class SF, 2.339% (1-month USLIBOR +0.312%), 4/16/2037	5,353,739
4,031,238		REMIC, Series 2011-83, Class FJ, 2.344% (1-month USLIBOR +0.300%), 5/20/2040	4,011,980
5,775,847		REMIC, Series 2012-41, Class FA, 2.444% (1-month USLIBOR +0.400%), 3/20/2042	5,769,267
5,784,352		REMIC, Series 2012-42, Class HF, 2.414% (1-month USLIBOR +0.370%), 3/20/2042	5,758,699
		TOTAL	20,893,685
		Non-Agency Mortgage—0.2%
17,780		Gosforth Funding PLC 2016-1A, Class A1A, 2.858% (3-month USLIBOR +0.700%), 2/15/2058	17,785
2,146,000		Silverstone Master Issuer 2018-1A, Class 1A, 2.667% (3-month USLIBOR +0.390%), 1/21/2070	2,140,538
		TOTAL	2,158,323
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $39,091,303)	38,675,860
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—2.2%
		Cable Satellite—0.5%
$1,920,278		Charter Communications Operating LLC, Term Loan—1st Lien, 4.050% (3-month USLIBOR +2.000%), 4/30/2025	$1,934,085
2,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 4.527% (1-month USLIBOR +2.500%), 1/15/2026	2,504,562
		TOTAL	4,438,647
		Chemicals—0.3%
1,094,211		WR Grace & Co-Conn, Term Loan—1st Lien, 3.854% (3-month USLIBOR +1.750%), 4/3/2025	1,098,828
1,875,789		WR Grace & Co-Conn, Term Loan—1st Lien, 3.854% (3-month USLIBOR +1.750%), 4/3/2025	1,883,705
		TOTAL	2,982,533
		Food & Beverage—0.1%
1,428,070		Aramark Services, Inc., Term Loan—1st Lien, 3.793% (1-month USLIBOR +1.750%), 3/28/2024	1,432,532
		Gaming—0.2%
2,222,476		Seminole Tribe of Florida, Inc., Term Loan—1st Lien, 3.793% (1-month USLIBOR +1.750%), 7/6/2024	2,237,300
		Health Care—0.2%
202,491		HCA, Inc., Term Loan—1st Lien, 3.793% (1-month USLIBOR +1.750%), 3/17/2023	203,365
492,500		HCA, Inc., Term Loan—1st Lien, 4.043% (1-month USLIBOR +2.000%), 3/13/2025	494,748
1,473,788		IMS Health, Inc., Term Loan—1st Lien, 3.854% (3-month USLIBOR +1.750%), 6/11/2025	1,477,708
		TOTAL	2,175,821
		Lodging—0.2%
1,586,557		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.768% (1-month USLIBOR +1.750%), 6/21/2026	1,597,766
495,000		Wyndham Hotels & Resorts, Inc., Term Loan—1st Lien, 3.793% (1-month USLIBOR +1.750%), 5/30/2025	497,923
		TOTAL	2,095,689
		Media Entertainment—0.2%
738,750		Lamar Media Corp., Term Loan—1st Lien, 3.812% (1-month USLIBOR +1.750%), 3/16/2025	742,909
972,612		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 4.042% (1-month USLIBOR +2.000%), 10/4/2023	973,221
		TOTAL	1,716,130
		Packaging—0.3%
2,992,500		Berry Global, Inc., Term Loan—1st Lien, 4.549% (1-month USLIBOR +2.500%), 7/1/2026	3,010,410
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—0.2%
$1,980,012		Entergris, Inc., Term Loan—1st Lien, 4.043% (1-month USLIBOR +2.000%), 11/6/2025	$1,994,249
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $21,926,134)	22,083,311
		INVESTMENT COMPANIES—85.2%
72,888,925		Federated Bank Loan Core Fund	714,311,461
9,442,415		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.06%[2]	9,444,303
12,878,328		Federated Project and Trade Finance Core Fund	115,904,957
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $862,925,445)	839,660,721
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $1,011,913,405)[3]	984,591,319
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	676,277
		TOTAL NET ASSETS—100%	$985,267,596
Affiliated holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2019, were as follows:
	Federated Bank Loan Core Fund*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares 3/31/2019	69,783,521	16,988,547	12,102,275	98,874,343
Purchases/Additions	5,641,174	170,784,057	776,053	177,201,284
Sales/Reductions	(2,535,770)	(178,330,189)	—	(180,865,959)
Balance of Shares Held 9/30/2019	72,888,925	9,442,415	12,878,328	95,209,668
Value	$714,311,461	$9,444,303	$115,904,957	$839,660,721
Change in Unrealized Appreciation/Depreciation	$(3,039,222)	$—	$(136,544)	$(3,175,766)
Net Realized Gain/(Loss)	$(1,017,005)	$1,366	$—	$(1,015,639)
Dividend Income	$20,471,670	$133,964	$2,531,279	$23,136,913
*	At September 30, 2019, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Bank Loan Core Fund (BLCORE).
Semi-Annual Shareholder Report

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of BLCORE, a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Investors, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 72.5% of its net assets at September 30, 2019. A copy of BLCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $1,011,692,233.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$444,352	$—	$444,352
Corporate Bonds	—	49,586,745	—	49,586,745
Asset-Backed Securities	—	34,140,330	—	34,140,330
Collateralized Mortgage Obligations	—	38,675,860	—	38,675,860
Floating Rate Loans	—	22,083,311	—	22,083,311
Investment Companies[1]	723,755,764	—	—	839,660,721
TOTAL SECURITIES	$723,755,764	$144,930,598	$—	$984,591,319
1	As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $115,904,957 is measured at fair value using the net assets value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRN	—Floating Rate Notes
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2019	Year Ended March 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.78	$9.94	$9.99	$9.65	$9.94	$10.06
Income From Investment Operations:
Net investment income	0.21	0.42	0.35	0.33	0.32	0.31[1]
Net realized and unrealized gain (loss)	(0.08)	(0.17)	(0.05)	0.34	(0.29)	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.25	0.30	0.67	0.03	0.20
Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.35)	(0.33)	(0.32)	(0.32)
Distributions from net realized gain	—	—	—	—	—	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.21)	(0.41)	(0.35)	(0.33)	(0.32)	(0.32)
Net Asset Value, End of Period	$9.70	$9.78	$9.94	$9.99	$9.65	$9.94
Total Return[3]	1.33%	2.58%	3.01%	7.07%	0.34%	2.06%
Ratios to Average Net Assets:
Net expenses	1.04%[4]	1.04%	1.03%	1.04%	1.04%	1.04%
Net investment income	4.27%[4]	4.20%	3.46%	3.35%	3.26%	3.13%
Expense waiver/reimbursement[5]	0.09%[4]	0.09%	0.10%	0.11%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$392,064	$376,745	$385,448	$352,980	$275,135	$308,242
Portfolio turnover	11%	39%	15%	16%	25%	26%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2019	Year Ended March 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.79	$9.95	$10.00	$9.66	$9.95	$10.07
Income From Investment Operations:
Net investment income	0.18	0.35	0.28	0.27	0.26	0.25[1]
Net realized and unrealized gain (loss)	(0.08)	(0.16)	(0.05)	0.34	(0.29)	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.19	0.23	0.61	(0.03)	0.14
Less Distributions:
Distributions from net investment income	(0.18)	(0.35)	(0.28)	(0.27)	(0.26)	(0.26)
Distributions from net realized gain	—	—	—	—	—	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.18)	(0.35)	(0.28)	(0.27)	(0.26)	(0.26)
Net Asset Value, End of Period	$9.71	$9.79	$9.95	$10.00	$9.66	$9.95
Total Return[3]	0.98%	1.92%	2.34%	6.39%	(0.29)%	1.41%
Ratios to Average Net Assets:
Net expenses	1.73%[4]	1.69%	1.68%	1.68%	1.67%	1.69%
Net investment income	3.59%[4]	3.56%	2.81%	2.71%	2.63%	2.51%
Expense waiver/reimbursement[5]	0.07%[4]	0.10%	0.13%	0.11%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,425	$45,449	$45,759	$42,067	$29,378	$24,105
Portfolio turnover	11%	39%	15%	16%	25%	26%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2019	Year Ended March 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.78	$9.94	$9.99	$9.65	$9.94	$10.06
Income From Investment Operations:
Net investment income	0.23	0.45	0.38	0.37	0.36	0.35[1]
Net realized and unrealized gain (loss)	(0.08)	(0.16)	(0.05)	0.34	(0.29)	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.15	0.29	0.33	0.71	0.07	0.24
Less Distributions:
Distributions from net investment income	(0.23)	(0.45)	(0.38)	(0.37)	(0.36)	(0.36)
Distributions from net realized gain	—	—	—	—	—	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.23)	(0.45)	(0.38)	(0.37)	(0.36)	(0.36)
Net Asset Value, End of Period	$9.70	$9.78	$9.94	$9.99	$9.65	$9.94
Total Return[3]	1.50%	2.94%	3.37%	7.44%	0.69%	2.42%
Ratios to Average Net Assets:
Net expenses	0.69%[4]	0.69%	0.68%	0.69%	0.69%	0.69%
Net investment income	4.63%[4]	4.55%	3.82%	3.69%	3.61%	3.48%
Expense waiver/reimbursement[5]	0.12%[4]	0.11%	0.12%	0.11%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$543,186	$605,393	$561,017	$464,819	$267,138	$249,630
Portfolio turnover	11%	39%	15%	16%	25%	26%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2019	Year Ended March 31,		Period Ended 3/31/2017[1]
		2019	2018
Net Asset Value, Beginning of Period	$9.77	$9.94	$9.99	$9.97
Income From Investment Operations:
Net investment income	0.23	0.45	0.38	0.09
Net realized and unrealized gain (loss)	(0.07)	(0.17)	(0.05)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.28	0.33	0.11
Less Distributions:
Distributions from net investment income	(0.23)	(0.45)	(0.38)	(0.09)
Net Asset Value, End of Period	$9.70	$9.77	$9.94	$9.99
Total Return[2]	1.61%	2.85%	3.38%	1.07%
Ratios to Average Net Assets:
Net expenses	0.68%[3]	0.68%	0.66%	0.69%[3]
Net investment income	4.64%[3]	4.74%	3.87%	3.49%[3]
Expense waiver/reimbursement[4]	0.05%[3]	0.05%	0.07%	0.12%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,593	$10,941	$1,134	$0[5]
Portfolio turnover	11%	39%	15%	16%[6]
1	Reflects operations for the period from December 27, 2016 (date of initial investment) to March 31, 2017.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $839,660,721 of investment in affiliated holdings (identified cost $1,011,913,405)		$984,591,319
Cash		3,114
Income receivable		1,211,436
Income receivable from affiliated holdings		3,653,825
Receivable for investments sold		6,198,761
Receivable for shares sold		372,432
TOTAL ASSETS		996,030,887
Liabilities:
Payable for investments purchased	$2,994,971
Payable for shares redeemed	7,103,565
Income distribution payable	230,954
Payable for investment adviser fee (Note 5)	14,634
Payable for administrative fee (Note 5)	2,123
Payable for distribution services fee (Note 5)	56,284
Payable for other service fees (Notes 2 and 5)	90,035
Accrued expenses (Note 5)	270,725
TOTAL LIABILITIES		10,763,291
Net assets for 101,546,784 shares outstanding		$985,267,596
Net Assets Consist of:
Paid-in capital		$1,025,763,239
Total distributable earnings (loss)		(40,495,643)
TOTAL NET ASSETS		$985,267,596
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($392,063,825 ÷ 40,407,014 shares outstanding), no par value, unlimited shares authorized	$9.70
Offering price per share (100/98.00 of $9.70)	$9.90
Redemption proceeds per share	$9.70
Class C Shares:
Net asset value per share ($39,425,394 ÷ 4,058,951 shares outstanding), no par value, unlimited shares authorized	$9.71
Offering price per share	$9.71
Redemption proceeds per share (99.00/100 of $9.71)	$9.61
Institutional Shares:
Net asset value per share ($543,185,631 ÷ 55,988,489 shares outstanding), no par value, unlimited shares authorized	$9.70
Offering price per share	$9.70
Redemption proceeds per share	$9.70
Class R6 Shares:
Net asset value per share ($10,592,746 ÷ 1,092,330 shares outstanding), no par value, unlimited shares authorized	$9.70
Offering price per share	$9.70
Redemption proceeds per share	$9.70
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2019 (unaudited)
Investment Income:
Dividends received from affiliated holdings*			$23,136,913
Interest			4,358,906
TOTAL INCOME			27,495,819
Expenses:
Investment adviser fee (Note 5)		$3,099,496
Administrative fee (Note 5)		411,323
Custodian fees		27,952
Transfer agent fee (Note 2)		386,564
Directors'/Trustees' fees (Note 5)		4,015
Auditing fees		14,649
Legal fees		5,216
Portfolio accounting fees		109,436
Distribution services fee (Note 5)		356,497
Other service fees (Notes 2 and 5)		542,631
Share registration costs		51,021
Printing and postage		25,157
Miscellaneous (Note 5)		14,660
TOTAL EXPENSES		5,048,617
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(274,741)
Reimbursement of other operating expenses (Notes 2 and 5)	(274,562)
TOTAL WAIVER AND REIMBURSEMENTS		(549,303)
Net expenses			4,499,314
Net investment income			22,996,505
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(1,015,639) on sales of investments in affiliated holdings*)			(1,671,138)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(3,175,766) on investments in affiliated holdings*)			(6,268,611)
Net realized and unrealized gain (loss) on investments			(7,939,749)
Change in net assets resulting from operations			$15,056,756
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2019	Year Ended 3/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,996,505	$47,400,820
Net realized loss	(1,671,138)	(8,356,833)
Net change in unrealized appreciation/depreciation	(6,268,611)	(13,488,880)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,056,756	25,555,107
Distributions to Shareholders:
Class A Shares	(8,424,265)	(16,991,424)
Class C Shares	(766,205)	(1,700,751)
Institutional Shares	(13,573,660)	(28,079,914)
Class R6 Shares	(263,860)	(264,254)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,027,990)	(47,036,343)
Share Transactions:
Proceeds from sale of shares	233,220,713	592,291,369
Net asset value of shares issued to shareholders in payment of distributions declared	21,451,128	42,477,636
Cost of shares redeemed	(299,961,542)	(568,117,589)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(45,289,701)	66,651,416
Change in net assets	(53,260,935)	45,170,180
Net Assets:
Beginning of period	1,038,528,531	993,358,351
End of period	$985,267,596	$1,038,528,531
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2019 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Act, as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Floating Rate Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are
Semi-Annual Shareholder Report

allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $549,303 is disclosed in various locations in this Note 2 and Note 5. For the six months ended September 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$114,046	$(75,114)
Class C Shares	18,662	(3,446)
Institutional Shares	253,327	(196,002)
Class R6 Shares	529	—
TOTAL	$386,564	$(274,562)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This reimbursement can be modified or terminated at any time. For the six months ended September 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$492,034
Class C Shares	50,597
TOTAL	$542,631
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase income and to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At September 30, 2019, the Fund had no outstanding futures contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Semi-Annual Shareholder Report

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2019		Year Ended 3/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,892,463	$77,317,953	19,858,977	$196,540,247
Shares issued to shareholders in payment of distributions declared	857,578	8,369,004	1,710,570	16,839,324
Shares redeemed	(6,878,381)	(67,191,674)	(21,808,775)	(214,048,857)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,871,660	$18,495,283	(239,228)	$(669,286)

	Six Months Ended 9/30/2019		Year Ended 3/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	351,753	$3,441,380	2,192,663	$21,690,109
Shares issued to shareholders in payment of distributions declared	73,230	715,605	163,467	1,610,412
Shares redeemed	(1,009,700)	(9,872,840)	(2,310,666)	(22,674,648)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(584,717)	$(5,715,855)	45,464	$625,873

	Six Months Ended 9/30/2019		Year Ended 3/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,309,985	$149,927,140	36,711,024	$362,639,122
Shares issued to shareholders in payment of distributions declared	1,240,031	12,102,676	2,414,678	23,763,650
Shares redeemed	(22,490,814)	(219,840,718)	(33,637,668)	(329,655,655)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,940,798)	$(57,810,902)	5,488,034	$56,747,117
Semi-Annual Shareholder Report

	Six Months Ended 9/30/2019		Year Ended 3/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	259,023	$2,534,240	1,156,036	$11,421,891
Shares issued to shareholders in payment of distributions declared	27,049	263,843	27,012	264,250
Shares redeemed	(313,479)	(3,056,310)	(177,428)	(1,738,429)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(27,407)	$(258,227)	1,005,620	$9,947,712
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,681,262)	$(45,289,701)	6,299,890	$66,651,416
4. FEDERAL TAX INFORMATION
At September 30, 2019, the cost of investments for federal tax purposes was $1,011,692,233. The net unrealized depreciation of investments for federal tax purposes was $27,100,914. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,351,036 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,451,950.
At March 31, 2019, the Fund had a capital loss carryforward of $9,790,743 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,947,631	$7,843,112	$9,790,743
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses. For the six months ended September 30, 2019, the Adviser voluntarily waived $270,458 of its fee and voluntarily reimbursed $274,562 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2019, the Adviser reimbursed $4,283.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.10%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class A Shares	$196,814
Class C Shares	159,683
TOTAL	$356,497
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2019, FSC retained $34,787 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2019, FSC retained $185 in sales charges from the sale of the Class A Shares. For the six months ended September 30, 2019, FSC retained $6,531 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended September 30, 2019, FSSC received $811 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.04%, 1.76%, 0.69% and 0.68% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended September 30, 2019, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $782,750.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2019, were as follows:
Purchases	$111,841,434
Sales	$149,524,348
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2019, the Fund had no outstanding loans. During the six months ended September 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2019, there were no outstanding loans. During the six months ended September 30, 2019, the program was not utilized.
9. subsequent Event
On November 14, 2019, the Trustees approved a reduction in the Class A Share distribution services fee from 0.10% to a dormant 0.05% effective December 1, 2019. This dormant 0.05% Rule 12b-1 fee will not be incurred or paid until such time as subsequently approved by the Trustees.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2019	Ending Account Value 9/30/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,013.30	$5.23
Class C Shares	$1,000	$1,009.80	$8.69
Institutional Shares	$1,000	$1,015.00	$3.48
Class R6 Shares	$1,000	$1,016.10	$3.43
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.90	$5.25
Class C Shares	$1,000	$1,016.40	$8.72
Institutional Shares	$1,000	$1,021.60	$3.49
Class R6 Shares	$1,000	$1,021.70	$3.44
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.04%
Class C Shares	1.73%
Institutional Shares	0.69%
Class R6 Shares	0.68%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Floating Rate Strategic Income Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Semi-Annual Shareholder Report

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the COO Fee Evaluation Report, the Fund's performance for the one-year and five-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
Semi-Annual Shareholder Report

elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report

appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Floating Rate Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C597
CUSIP 31420C670
CUSIP 31420C571
Q450752 (11/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 21, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 21, 2019